Land Use Rights (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 23,197	¥ 159,494	¥ 172,520
Accumulated amortization	(1,745)	(12,001)	(8,849)
Land use rights, net	$ 21,452	¥ 147,493	¥ 163,671